VIRTUS Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—97.9%
Communication Services—1.8%
TKO Group Holdings, Inc. Class A	100,000	$20,165
Consumer Discretionary—7.1%
Genuine Parts Co.	175,000	18,507
Gildan Activewear, Inc.	265,000	14,747
Rollins, Inc.	325,000	17,358
Ross Stores, Inc.	67,000	14,514
Yum! Brands, Inc.	100,000	15,548
		80,674

Consumer Staples—3.0%
Bunge Global S.A.	120,000	15,264
Constellation Brands, Inc. Class A	125,000	18,750
		34,014

Energy—6.5%
EQT Corp.	323,900	20,613
Ovintiv, Inc.	320,000	18,995
Suncor Energy, Inc.	260,000	17,189
Valero Energy Corp.	70,000	17,295
		74,092

Financials—11.3%
Citizens Financial Group, Inc.	315,000	18,891
Evercore, Inc. Class A	75,000	22,388
Gallagher (Arthur J.) & Co.	75,000	16,243
Jack Henry & Associates, Inc.	125,000	19,755
LPL Financial Holdings, Inc.	60,000	18,050
Nasdaq, Inc.	200,000	16,978
Ryan Specialty Holdings, Inc. Class A	450,000	15,183
		127,488

Health Care—5.6%
Agilent Technologies, Inc.	185,000	21,086
Cardinal Health, Inc.	100,000	21,131
Regeneron Pharmaceuticals, Inc.	28,000	21,634
		63,851

	Shares	Value

Industrials—20.4%
BWX Technologies, Inc.	85,000	$17,382
Carpenter Technology Corp.	55,000	21,678
Crane Co.	115,000	19,665
Cummins, Inc.	40,000	21,521
Donaldson Co., Inc.	200,000	16,974
Dover Corp.	90,000	18,760
EMCOR Group, Inc.	28,000	20,673
Ferguson Enterprises, Inc.	75,000	17,494
Lincoln Electric Holdings, Inc.	80,000	19,926
nVent Electric plc	160,000	18,925
Quanta Services, Inc.	35,000	19,216
Waste Management, Inc.	85,000	19,532
		231,746

Information Technology—20.0%
Advanced Energy Industries, Inc.	40,000	12,908
Corning, Inc.	145,000	19,716
Entegris, Inc.	165,000	19,345
Jabil, Inc.	80,000	21,251
Microchip Technology, Inc.	300,000	19,383
MKS, Inc.	95,000	21,832
Monolithic Power Systems, Inc.	15,000	16,400
Nokia Oyj Sponsored ADR	2,350,000	18,894
TE Connectivity plc	85,000	17,767
Teradyne, Inc.	70,000	20,752
VeriSign, Inc.	70,000	17,385
Western Digital Corp.	80,000	21,639
		227,272

Materials—8.6%
Air Products & Chemicals, Inc.	45,000	13,072
LyondellBasell Industries N.V. Class A	240,000	19,334
Materion Corp.	85,000	12,295
Solstice Advanced Materials, Inc.	180,000	13,709
Vulcan Materials Co.	75,000	20,423
Westlake Corp.	155,000	18,107
		96,940

Real Estate—5.4%
EastGroup Properties, Inc.	105,000	19,434
	Shares	Value

Real Estate—continued
Equinix, Inc.	23,200	$22,742
Ventas, Inc.	225,000	18,401
		60,577

Utilities—8.2%
American Electric Power Co., Inc.	167,800	21,995
CenterPoint Energy, Inc.	465,000	20,070
Entergy Corp.	180,000	20,225
NiSource, Inc.	400,000	18,664
Xcel Energy, Inc.	155,000	12,313
		93,267

Total Common Stocks (Identified Cost $995,685)		1,110,086

Total Long-Term Investments—97.9% (Identified Cost $995,685)		1,110,086

TOTAL INVESTMENTS—97.9% (Identified Cost $995,685)		$1,110,086
Other assets and liabilities, net—2.1%		23,916
NET ASSETS—100.0%		$1,134,002

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Country Weightings†
United States	89%
Ireland	3
Canada	3
Netherlands	2
Finland	2
Switzerland	1
Total	100%
† % of total investments as of March 31, 2026.
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,110,086	$1,110,086
Total Investments	$1,110,086	$1,110,086
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
See Notes to Schedule of Investments

VIRTUS Ceredex Mid-Cap Value Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.